Securities - Summary of Interest and Dividend Income and Gains on Securities (Detail) - Insurance products [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure In Tabular Form Of Interest And Dividend Income On Securities And Gains On Securities In Respect Of Insurance Business [Line Items]
Interest and dividend income		$ 515	$ 454
Gains (losses) from securities designated at FVTPL	[1]	1,270	(282)
Realized gains from FVOCI securities		1
Total interest and dividend income and gains held in our Insurance business		$ 1,786	$ 172

[1]	Gains (losses) on these securities may be offset by certain (losses) gains from changes in insurance-related liabilities, as described above under Securities Designated at FVTPL.